PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Group has an accumulated deficit of approximately RMB2,992.2 million (US$458.6 million) and total current liabilities exceeded total assets by approximately RMB315.9 million (US$48.4 million) as of December 31, 2020. The Group expects to purchase cryptocurrencies mining machines to build its cryptocurrencies mining business in order to achieve overall revenue growth.

To meet its capital needs, the Group is considering multiple alternatives, including but not limited to additional equity or debt financing as outlined below. There can be no assurance that the Group will be able to complete any such transaction on acceptable terms or otherwise. If the Group is unable to obtain the necessary capital, it will need to pursue a plan to license or sell its assets, seek to be acquired by another entity, or cease operations.

These factors raise substantial doubt about the Group’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset or liability amounts that might result from the outcome of this uncertainty.

Additional Equity or Debt Financing

In October 2020, the Company completed a share offering by issuing 70,500,000 Class A ordinary shares and 27,025,000 warrants to purchase 2,702,500 American Depositary Shares (“ADS”), each ADS representing thirty Class A ordinary shares and each warrant exercisable for the purchase of 0.1 ADS, including 3,525,000 warrants to purchase an additional 352,500 ADSs, pursuant to the over-allotment option granted to the underwriter to purchase additional warrants to cover over-allotments with an exercise price of US$3.70 per ADS. In connection with such offering, the Company also issued representative’s warrants to purchase 117,500 ADSs, each representing thirty Class A ordinary shares, to the underwriter of the offering with an exercise price of US$4.07 per ADS. The Company received net proceeds of US$8.1 million from such offering. The Company classified the representative warrants as a financial liability and the remaining warrants as equity.

In February 2021, the Company issued and sold (i) a one-year convertible note in a principal amount of US$5,000,000, (ii) 50,000 ADSs, and (iii) 10,000,000 Class A ordinary shares, for an aggregate consideration of US$5,000,000 to Streeterville Capital LLC (“Streeterville”). The convertible note bears interest at a rate of 6.0% per year, computed on the basis of a 360-day year. Streeterville has the right, at any time after six months have elapsed since the purchase date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into ADSs of the Company’s at an initial conversion price of US$14.00 per ADS, each ADS representing thirty Class A ordinary shares, subject to adjustment. Beginning on the date that is six months from the note purchase date, Streeterville has the right, exercisable at any time in its sole and absolute discretion, to redeem any portion of the convertible note up to US$840,000 per calendar month. Payment of the redemption amount could be in cash or the Company’s ADSs, provided that any redemption made in cash which exceeds half of the original principal amount will be subject to a ten percent (10%) premium. The Company has the right to prepay all or any portion of the outstanding balance, at any time, subject to fifteen percent (15%) premium on the prepaid amount. In the event the principal amount and interest accrued for the convertible note issued to Streeterville are fully repaid, the Company has the right to repurchase the remaining Class A ordinary shares held by Streeterville that are unsold at US$0.0001 per share.

In February 2021, the Group entered into a standby equity distribution agreement (“SEDA”) with YA II PN, LTD., a Cayman Islands exempt limited partnership managed by Yorkville Advisor Global, LP, pursuant to which the Group is able to sell up to US$100.0 million of the Company’s ADSs solely at the Group’s request at any time during the 36 months following the date of the SEDA. The preliminary purchase price per ADS shall be adjusted to the greater of (A) 90% of the average of the 3 lowest daily volume weighted average price of the Company’s ADSs and during the five consecutive trading days commencing on the trading day immediately following the preliminary closing date or (B) 85% of the average of the five daily volume weighted average price of the Company’s ADSs during the secondary pricing period. The Group intends to use the proceeds from the potential offering of the ADSs pursuant to the SEDA to fund the working capital required on business growth in the cryptocurrencies mining operation. The Group intends to obtain financing via the issuance of Class A ordinary shares and warrants through public or private placements, as needed.

Consolidation

<2> Consolidation

The consolidated financial statements include the financial statements of The9 Limited, its subsidiaries and VIEs in which it has a controlling financial interest. A subsidiary is consolidated from the date on which the Group obtained control and continues to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. If the Group demonstrates its ability to control a VIE through its rights to all the residual benefits of the VIE and its obligation to fund losses of the VIE, then the VIE is consolidated. All intercompany balances and transactions between The9 Limited, its subsidiaries and VIEs have been eliminated in consolidation.

In April 2010, the Group acquired a controlling interest in Red 5. In June 2016, the Group completed a share exchange transaction with L&A International Holding Limited (“L&A”) and certain other shareholders of Red 5. After the transaction, the Group owned 34.71% shareholding in Red 5. As the Group controls a majority of Board of Director seats and only a majority vote is required to approve Board of Director resolutions, and as the Group has continuously funded the operation of Red 5, the Group still retained effective control over Red 5. Red 5 remained as a consolidated entity of the Group as of December 31, 2020.

PRC laws and regulations currently prohibit or restrict foreign ownership of internet-related business. In September 2009, the General Administration of Press and Publication Radio, Film and Television (“GAPPRFT”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform to Further Strengthen the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). Pursuant to Administrative Measures on Network Publication (the “Network Publication Measures”) jointly issued by GAPPRFT and the Ministry of Information Industry (which has subsequently been reorganized as the Ministry of Industry and Information Technology) (“MIIT”) on February 4, 2016, effective from March 2016, wholly foreign-owned enterprises, Sino-foreign equity joint ventures and Sino-foreign cooperative enterprises shall not engage in the provision of web publishing services, including online game services. Prior examination and approval by GAPPRFT are required on project cooperation involving internet publishing services between an internet publishing services and a wholly foreign-owned enterprise, Sino-foreign equity joint venture, or Sino-foreign cooperative enterprise within China or an overseas organization or individual. It is unclear whether PRC authorities will deem the Group’s VIE structure as a kind of such “manners of cooperation” by foreign investors to gain control over or participate in domestic online game operators, and it is not clear whether GAPPRFT and MIIT have regulatory authority over the ownership structures of online game companies based in China and online game operations in China. Therefore, the Group believes that its ability to direct those activities of its VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

Use of estimates

<3> Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation of non-marketable equity investments and determination of other-than-temporary impairment, allowance for doubtful accounts, revenue recognition, assessment of impairment of other long-lived assets, assessment of impairment of advances to suppliers and other advances, incremental borrowing rates for lease assessment, fair value of redeemable noncontrolling interest, fair value of the warrants, share-based compensation expenses, consolidation of VIEs, valuation allowances for deferred tax assets, and contingencies. Such accounting policies are affected significantly by judgments, assumptions and estimates used in the preparation of the Group's consolidated financial statements, and actual results could differ materially from these estimates.

Foreign currency translation

<4> Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”). The Group’s functional currency, with the exception of its subsidiaries, Red 5, The9 Interactive, and Red 5 Singapore, is the RMB. The functional currency of Red 5, The9 Interactive, and Red 5 Singapore, is the United States dollar ("US$" or "U.S. dollar"), U.S. dollar, and Singapore dollar, respectively. Assets and liabilities of Red 5, The9 Interactive, and Red 5 Singapore, are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive (loss) income in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive loss. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in foreign exchange loss in the consolidated statements of operations and comprehensive (loss) income.

Cash and cash equivalents

<5> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly liquid investments with a maturity date when acquired of three months or less. As of December 31, 2019 and 2020, cash and cash equivalents were comprised primarily of bank deposits where cash is deposited with reputable financial institutions. Included in cash and cash equivalents as of December 31, 2019 and 2020 are amounts denominated in U.S. dollar totaling US$0.35 million and US$4.6 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB7.6 million and RMB1.1 million (US$0.2 million) as of December 31, 2019 and 2020, respectively.

Allowance for doubtful accounts

<6> Allowance for doubtful accounts

Starting from January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”) which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost and is codified in Accounting Standards Codification (“ASC”) Topic 326, Credit Losses (“ASC 326”). ASU 2016-13 replaces the existing incurred loss impairment model and introduces an expected loss approach with macroeconomic forecasts referred to as a current expected credit losses (“CECL”) methodology, which will result in more timely recognition of credit losses. There was no significant impact on its consolidated financial statements and related disclosures as a result. Under the incurred loss methodology, credit losses are only recognized when the losses are probable of having been incurred. The CECL methodology requires that the full amount of expected credit losses for the lifetime of the financial instrument be recorded at the time it is originated or acquired, considering relevant historical experience, current conditions and reasonable and supportable macroeconomic forecasts that affect the collectability of financial assets, and adjusted for changes in expected lifetime credit losses subsequently, which may require earlier recognition of credit losses.

Accounts receivable mainly consist of receivables from third-party game platforms, and other receivables, which are included in prepayments and other current assets, both of which are recorded net of allowance for doubtful accounts. Allowances for doubtful accounts are charged to general and administrative expenses. The Group provided an allowance for doubtful accounts of RMB21.2 million, RMB0.2 million and RMB2.3 million (US$0.4 million) for the years ended December 31, 2018, 2019 and 2020, respectively. The Group has written-off an amount of RMB22.2 million, RMB3.2 million and RMB2.1 million (US$0.3 million) for the years ended December 31,2018, 2019 and 2020, respectively.

Investments in equity method investee and loan to equity method investee

<7> Investments in equity method investee and loan to equity method investee

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise have control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group has historically provided financial support to certain equity investees in the form of loans. If the Group’s share of the undistributed losses exceeds the carrying amount of an investment accounted for by the equity method, the Group continues to report losses up to the investment carrying amount, including any loans balance due from the equity investees.

The Group assesses its equity investments and loans to equity investees for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, cash burn rate, and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment and loan to equity investee is adjusted downward to reflect these declines in value.

Property, equipment and software, net

<8> Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Shorter of respective lease term or estimated useful life

Computer and equipment	3 to 4 years

Software	5 years

Office furniture and fixtures	3 years

Motor vehicles	5 years

Office buildings	10 to 20 years

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no office buildings as of December 31, 2020.

Assets held for sale

<9> Assets held for sale

Assets and asset disposal groups are classified as held-for-sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. Long-lived assets to be sold are classified as held for sale if all the recognition criteria in ASC 360-10-45-9 are met:

•	Management, having the authority to approve the action, commits to a plan to sell the asset;
•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets;
•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated;
•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year;
•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and
•	Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Assets and liabilities classified as held-for-sale are measured at lower of their carrying amount or fair value less costs to sell.

Land use right, net

<10> Land use rights, net

Land use rights represents operating lease prepayments to the PRC’s Land Bureau for usage of the parcel of land located at Zhangjiang, Shanghai. Amortization is calculated using the straight-line method over the estimated land use rights period of 44 years.

In September 2019, the Group entered into a sale purchase agreement with Kapler Pte. Ltd. to sell three subsidiaries which hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction for the disposal of three subsidiaries was completed in February 2020 and the Group owned no land use rights as of December 31, 2020.

Impairment of long-lived assets

<11> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized in an amount equal to that excess.

Revenue recognition

<12> Revenue recognition

Revenues are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration of the Group expects to be entitled to in exchange for those goods or services. Depending on the terms of the contract and the laws that apply to the contract, control of the goods or services may be transferred over time or at a point in time.

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third-party platforms and overseas licensing of the online game to other operators. The Group grants operation right on authorized games, together with associated services which are rendered to the customers over time. The Group adopts virtual item / service consumption model for the online game services. Players can access certain games free of charge, but many purchase game points to acquire in-game premium features. The Group may act as principal or agent through the various transaction arrangements.

The determination on whether to record the revenue gross or net is based on an assessment of various factors, including but not limited to whether the Group (i) is the primary obligor in the arrangement; (ii) has general inventory risk; (iii) changes the product or performs part of the services; (iv) has latitude in establishing the selling price; (v) has involvement in the determination of product or service specifications. The assessment is performed for all licensed online games.

When acting as principal

Revenues from online game operation operated through telecom carriers and certain online games operators are recognized upon consumption of the in-game premium features based on gross revenue sharing-payments to third-party operators, but net of value-added tax (“VAT”). The Group earns revenue from the sale of in-game virtual items. Revenues are recognized as the virtual items are consumed or over the estimated lives of the virtual items, which are estimated by considering the average period that players are active and players’ behavior patterns derived from operating data. Accordingly, commission fees paid to third-party operators are recorded as cost of revenues.

When acting as agent

With respect to games license arrangements entered into by third-party operators, if the terms provide that (i) third-party operators are responsible for providing game desired by the game players; (ii) the hosting and maintenance of game servers for running the games is the responsibility of third-party operators; (iii) third-party operators have the right to review and approve the pricing of in-game virtual items and the specification, modification or update of the game made by the Group; and (iv) publishing, providing payment solution and market promotion services are the responsibilities of third-party operators and the Group is responsible to provide intellectual property licensing and subsequent technical services, then the Group considers itself as an agent of the third-party operators in such arrangement with game players. Accordingly, the Group records the game revenues from these licensed games, net of amounts paid to the third-party operators.

Licensing revenue

The Group licenses its online games, most of which are developed in house, to third parties. The Group receives monthly revenue-based royalty payments from the third-party licensee operators. Monthly revenue-based royalty payments are recognized when the relevant services are delivered, provided that collectability is reasonably assured. The Group views the third-party licensee operators as its customers and recognizes revenues on a net basis, as the Group does not have the primary responsibility for fulfillment and acceptability of the game services. The Group receives additional up-front license fees from certain third-party licensee operators who are entitled to an exclusive right to access the games where initial license fee is allocated solely on the license. License fees are recognized as revenue evenly throughout the license period after commencement of the game, given that the Group’s intellectual property rights subject to the license are considered to be symbolic and the licensee has the right to access such intellectual property rights as they exist over time when the license is granted.

Technical services

Technical services are blockchain-related consulting services where the Group is to provide designing, programming, drafting of white papers, and related services to customers. These revenues are recognized when delivery of the services has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent amounts invoiced and revenue recognized prior to invoicing, where the Group has satisfied its performance obligations and has the unconditional right to payment.

Deferred revenue related to unsatisfied performance obligations at the end of the period primarily consists of fees received from game players for online game services and technical services. For deferred revenue, due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following reporting period. Of the deferred revenue balance at the beginning of the period, revenue of RMB 0.2 million and nil was recognized during the years ended December 31, 2019 and 2020, respectively.

Advances from customers

<13> Advances from customers

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fees received in advance of the monetization of the game is recorded in advances from customers.

Convertible notes

<14> Convertible notes

Convertible Notes and Beneficial Conversion Feature ("BCF")

The Group issued convertible notes and warrants in December 2015. The Group has evaluated whether the conversion feature of the notes is considered an embedded derivative instrument subject to bifurcation in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities. Based on the Group’s evaluation, the conversion feature is not considered an embedded derivative instrument subject to bifurcation as the conversion option does not provide the holder of the notes with means to net settle the contracts. Convertible notes, for which the embedded conversion feature does not qualify for derivative treatment, are evaluated to determine if the effective rate of conversion per the terms of the convertible notes agreement is below market value. In these instances, the value of the BCF is determined as the intrinsic value of the conversion feature is recorded as deduction to the carrying amount of the notes and credited to additional paid-in-capital. For convertible notes issued with detachable warrants, a portion of the note’s proceeds is allocated to the warrant based on the fair value of the warrants at the date of issuance. The allocated fair value for the warrants and the value of the BCF are both recorded in the consolidated financial statements as a debt discount from the face amount of the notes, which is then accreted to interest expense over the life of the related debt using the effective interest method.

The Group present the occurred debt issuance costs as a direct deduction from the convertible notes. Amortization of the costs is reported as interest expense.

Upon the extinguishment of the convertible notes, the reacquisition price is allocated to the repurchased beneficial conversion feature measured at the intrinsic value as of the extinguishment date, the residual amount allocated to convertible debt. The difference between the reacquisition price of convertible debt and the net carrying amount of the extinguished convertible debt is recognized as gain or loss in the statement of operations and comprehensive (loss) gain of the period of extinguishment.

Warrants

<15>Warrants

The Group accounts for the detachable warrants issued in connection with convertible notes under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock. The Group classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Group uses the Black-Scholes-Merton pricing model (the “Black-Scholes Model”) to value the detachable warrants issued in connection with convertible notes and uses binomial option pricing model to value the warrants issued in connection with equity-linked instrument. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Group’s common stock at the date of issuance, and at each subsequent reporting period, is based on historical fluctuations in the Company’s stock price. The risk-free interest rate is based on United States Treasury zero-coupon issues with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is based on the historical pattern of exercises of warrants.

The Group accounts for the warrants issued in connection with equity-linked instrument under authoritative guidance on accounting from ASC 480, Distinguishing Liabilities from Equity and ASC 815, Derivatives and Hedging. The Group classifies warrants in its consolidated balance sheet as a liability or equity based on the nature and characteristics of each warrant issued. The proceeds are allocated first to the liability classified warrants at the full fair value then the remaining proceeds allocated to the equity instruments offered. For liability classified warrants, the warrants are initial recognized on its fair value as of issuance date then remeasured at each reporting period and adjusted to fair value. The changes in the fair value of the warrant liability are recorded in the income of the period.

Cost of revenues

<16> Cost of revenues

Cost of revenues consists primarily of online game royalties, payroll, revenue sharing to third-party game platform, telecom carriers and other suppliers, maintenance and rental of Internet data center sites, depreciation and amortization of computer equipment and software, and other overhead expenses directly attributable to the services provided.

Product development costs

<17> Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. For the years ended December 31, 2018, 2019 and 2020, although software products have reached technological feasibility, total software costs incurred subsequent to reaching technological feasibility were immaterial and therefore not capitalized.

For website and internally used software development costs, the Group expenses all costs incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of internally generated costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development, payroll, depreciation charges and other overhead for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

Sales and marketing expenses

<18> Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB 0.3 million, RMB0.2 million and RMB0.1 million (US$0.02 million) for the years ended December 31, 2018, 2019 and 2020, respectively, were expensed as incurred.

Government grants

<19> Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB1.6 million, RMB1.2 million and RMB 0.1 million (US$0.02 million) for the years ended December 31, 2018, 2019 and 2020, respectively, which were recorded in other income, net in the consolidated statements of operations and comprehensive loss.

Share-based compensation

<20> Share-based compensation

The Group has granted share-based compensation awards to certain employees under several equity plans. The Group measures the cost of employee services received in exchange for an equity award, based on the fair value of the award at the date of grant. Share-based compensation expense is recognized net of estimated forfeitures, determined based on historical experience. The Group recognizes share-based compensation expense over the requisite service period. For performance and market-based awards which also require a service period, the Group uses graded vesting over the longer of the derived service period or when the performance condition is considered probable. The Company determines the grant date fair value of stock options using a Black-Scholes Model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield. The fair value of the stock options containing a market condition is estimated using a Monte Carlo simulation model. For options awarded by private subsidiaries of the Group, the fair value of shares is estimated based on the equity value of the subsidiary. The Group evaluates the fair value of the subsidiary by making judgments and assumptions about the projected financial and operating results of the subsidiary. Once the equity value of the subsidiary is determined, it is allocated (as applicable) into the various classes of shares and options using the option-pricing method, which is one of the generally accepted valuation methodologies. On January 1, 2019, the Group adopted ASU 2018-07, Compensation-Stock Compensation (Topic 718): Improvement to Nonemployee Share-based Payment Accounting ("ASU 2018-07") to amend the accounting for share-based payment awards issued to nonemployees. Under ASU 2018-07, the accounting for awards to non-employees is similar to the model for employee awards.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares. Risk-free interest rate is based on United States government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period or in the case of market-based awards, over the greater of the vesting period or derived service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

For stock option modifications, the Group compares the fair value of the original award immediately before and after the modification. For modifications, or probable-to-probable vesting conditions, the incremental fair value of fully vested awards is recognized as expense on the date of the modification, with the incremental fair value of unvested awards recognized ratably over the new service period.

Leases

<21> Leases

The Group applied ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to recast comparative periods. Right-of-use ("ROU") assets represent the Group's right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group's leases do not provide an implicit rate, the Company uses the PBOC's incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Group's lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For operating leases with a term of one year or less, the Group has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease expense is immaterial to its consolidated statements of operations, comprehensive loss, and cash flows. The Group has operating lease agreements with insignificant non-lease components and has elected the practical expedient to combine and account for lease and non-lease components as a single lease component.

Income taxes

<22> Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

Redeemable noncontrolling interests

<23> Redeemable noncontrolling interests

Redeemable noncontrolling interests are equity interests of the Group's consolidated subsidiary not attributable to the Group that has redemption features that are not solely within the Group’s control. These interests are classified as temporary equity because their redemption is considered probable. These interests are measured at the greater of estimated redemption value at the end of each reporting period or the initial carrying amount of the redeemable noncontrolling interests adjusted for cumulative earnings (loss) allocations.

Noncontrolling interest

<24> Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests are presented as a separate component of equity in the consolidated balance sheets and modifies the presentation of net (loss) income by requiring earnings and other comprehensive income loss to be attributed to controlling and noncontrolling interest.

(Loss) income per share

<25> (Loss) income per share

Basic (loss) income per share is computed by dividing net (loss) income attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted (loss) income per share is calculated by dividing net (loss) income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method and are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net (loss) income is recorded.

Segment reporting

<26> Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group generates its revenues from customers in Greater China and other areas.

Certain risks and concentration

<27> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2019 and 2020, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

Fair value measurements

<28> Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. Management develops these inputs based on the best information available, including their own data.

Financial instruments

<29> Financial instruments

Financial instruments primarily consist of cash and cash equivalents, investments, accounts receivable, accounts payable, warrants, convertible notes and short-term borrowings. The carrying value of the Group’s cash and cash equivalents, investments, accounts receivable, accounts payable, convertible notes and short-term borrowings approximate their market values due to the short-term nature of these instruments.

Recent accounting pronouncements

<30> Recent accounting pronouncements

Income Taxes

In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes ("ASU 2019-12"). ASU 2019-12 provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Group is currently evaluating the impact of ASU 2019-12 on its financial position, results of operations, and cash flow.